Summarized Financial Data - Chevron Phillips Chemical Company LLC - Summary of Balance Sheet Information (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsidiary Statements Captions [Line Items]
Current assets	$ 41,128	$ 50,343
Current liabilities	32,258	34,208
Total CTC net deficit	161,929	160,242	$ 139,940	$ 132,726
Chevron Phillips Chemical Company LLC
Subsidiary Statements Captions [Line Items]
Current assets	3,284	3,472
Other assets	16,425	15,184
Current liabilities	1,757	2,146
Other liabilities	3,269	2,941
Total CTC net deficit	$ 14,683	$ 13,569